Note 10 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Prior service cost	$ (587)	$ (707)
Net loss	(24,305)	(33,415)
Accumulated other comprehensive pre-tax loss	$ (24,892)	$ (34,122)